Summarized Financial Information of Equity Affiliates (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Schedule of Equity Method Investments [Line Items]
Obligation for future contribution to equity affiliate	$ 94.4	$ 67.5
Investment in net assets of and advances to equity affiliates	1,283.6	1,249.8
Goodwill associated with affiliate companies accounted for by equity method.	109.5	112.0
Dividends received from equity affiliates	95.9	50.5	$ 74.0
Foreign Affiliate [Member]
Schedule of Equity Method Investments [Line Items]
Investment in net assets of and advances to equity affiliates	$ 1,281.5	1,246.9
Jazan Gas Projects Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	25.00%
Obligation for future contribution to equity affiliate	$ 94.4	67.5
Noncash transaction, increase to investment	26.9	$ 67.5
Total expected investment	$ 100.0